Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000192464 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	14.00%
C000192464 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192464 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
Percent of Total Short Exposure	15.00%
C000192464 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	19.00%
C000192464 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192464 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000192464 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000192464 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192464 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000192464 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000192464 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192464 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000192464 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192464 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Percent of Net Long Exposure	10.70%
Percent of Net Short Exposure	0.00%
C000192464 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Percent of Net Long Exposure	56.50%
Percent of Net Short Exposure	0.00%
C000192464 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	163.20%
Percent of Net Short Exposure	(143.30%)
C000192464 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(1.00%)
C000192464 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000192463 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	14.00%
C000192463 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192463 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
Percent of Total Short Exposure	15.00%
C000192463 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	19.00%
C000192463 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000192463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000192463 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000192463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000192463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000192463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192463 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Percent of Net Long Exposure	10.70%
Percent of Net Short Exposure	0.00%
C000192463 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Percent of Net Long Exposure	56.50%
Percent of Net Short Exposure	0.00%
C000192463 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	163.20%
Percent of Net Short Exposure	(143.30%)
C000192463 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(1.00%)
C000192463 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000192465 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	14.00%
C000192465 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192465 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	12.00%
Percent of Total Short Exposure	15.00%
C000192465 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	19.00%
C000192465 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192465 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000192465 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000192465 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192465 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000192465 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000192465 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192465 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000192465 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192465 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Percent of Net Long Exposure	10.70%
Percent of Net Short Exposure	0.00%
C000192465 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Percent of Net Long Exposure	56.50%
Percent of Net Short Exposure	0.00%
C000192465 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	163.20%
Percent of Net Short Exposure	(143.30%)
C000192465 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(1.00%)
C000192465 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070968 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
C000070968 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	2.00%
C000070968 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.00%
C000070968 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	53.00%
Percent of Total Short Exposure	24.00%
C000070968 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000070968 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000070968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000070968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000070968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000070968 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Percent of Net Long Exposure	20.50%
Percent of Net Short Exposure	0.00%
C000070968 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Percent of Net Long Exposure	39.20%
Percent of Net Short Exposure	0.00%
C000070968 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	16.70%
Percent of Net Short Exposure	(26.40%)
C000070968 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000070968 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	42.30%
Percent of Net Short Exposure	(3.10%)
C000070968 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	(1.70%)
C000070968 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000070968 | Closed-End Funds
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000070968 | Units
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000070968 | Options Purchased
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070968 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070967 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
C000070967 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	2.00%
C000070967 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.00%
C000070967 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	53.00%
Percent of Total Short Exposure	24.00%
C000070967 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000070967 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000070967 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000070967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000070967 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000070967 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Percent of Net Long Exposure	20.50%
Percent of Net Short Exposure	0.00%
C000070967 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Percent of Net Long Exposure	39.20%
Percent of Net Short Exposure	0.00%
C000070967 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	16.70%
Percent of Net Short Exposure	(26.40%)
C000070967 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000070967 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	42.30%
Percent of Net Short Exposure	(3.10%)
C000070967 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	(1.70%)
C000070967 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000070967 | Closed-End Funds
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000070967 | Units
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000070967 | Options Purchased
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000070967 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145937 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
C000145937 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	2.00%
C000145937 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.00%
C000145937 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	53.00%
Percent of Total Short Exposure	24.00%
C000145937 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145937 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145937 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145937 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000145937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000145937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145937 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Percent of Net Long Exposure	20.50%
Percent of Net Short Exposure	0.00%
C000145937 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Percent of Net Long Exposure	39.20%
Percent of Net Short Exposure	0.00%
C000145937 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	16.70%
Percent of Net Short Exposure	(26.40%)
C000145937 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000145937 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	42.30%
Percent of Net Short Exposure	(3.10%)
C000145937 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	(1.70%)
C000145937 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000145937 | Closed-End Funds
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000145937 | Units
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000145937 | Options Purchased
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145937 | Right
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000219592 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219592 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219592 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219592 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219592 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219592 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000219592 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219592 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000219592 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219592 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219592 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219593 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219593 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219593 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219593 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219593 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219593 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000219593 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219593 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000219593 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219593 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219593 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219591 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219591 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219591 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219591 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219591 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219591 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000219591 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219591 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000219591 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219591 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219591 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145994 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	96.00%
C000145994 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000145994 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000145994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000145994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145994 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000145994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000145994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000145994 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000145994 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145994 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145994 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145994 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145994 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145994 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145994 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145994 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145994 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000145994 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000145995 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	96.00%
C000145995 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000145995 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000145995 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000145995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145995 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000145995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000145995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000145995 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000145995 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145995 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145995 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145995 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145995 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145995 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145995 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145995 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145995 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000145995 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000145996 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	96.00%
C000145996 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000145996 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000145996 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000145996 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145996 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145996 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145996 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145996 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000145996 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000145996 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000145996 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000145996 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145996 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145996 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145996 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145996 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145996 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145996 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145996 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145996 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145996 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000145996 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000127655 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
C000127655 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	14.00%
C000127655 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	56.00%
Percent of Total Short Exposure	0.00%
C000127655 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000127655 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000127655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000127655 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000127655 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000127655 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127655 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127655 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127655 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127655 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127655 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000127655 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127655 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127655 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127655 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000127655 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000127656 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
C000127656 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	14.00%
C000127656 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	56.00%
Percent of Total Short Exposure	0.00%
C000127656 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000127656 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127656 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000127656 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127656 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127656 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127656 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127656 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127656 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000127656 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000127656 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000127656 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127656 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127656 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127656 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127656 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127656 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000127656 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127656 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127656 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127656 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000127656 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000145944 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	0.00%
C000145944 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	14.00%
C000145944 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	56.00%
Percent of Total Short Exposure	0.00%
C000145944 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000145944 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145944 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000145944 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145944 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145944 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000145944 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145944 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145944 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000145944 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000145944 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000145944 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145944 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145944 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145944 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145944 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145944 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145944 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145944 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145944 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145944 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000145944 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000138522 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	24.00%
C000138522 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138522 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	9.00%
C000138522 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	13.00%
C000138522 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000138522 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000138522 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138522 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Percent of Net Long Exposure	28.60%
Percent of Net Short Exposure	0.00%
C000138522 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Percent of Net Long Exposure	48.10%
Percent of Net Short Exposure	0.00%
C000138522 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	10.70%
Percent of Net Short Exposure	0.00%
C000138522 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(5.40%)
C000138523 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	24.00%
C000138523 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138523 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	9.00%
C000138523 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	13.00%
C000138523 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000138523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000138523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138523 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Percent of Net Long Exposure	28.60%
Percent of Net Short Exposure	0.00%
C000138523 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Percent of Net Long Exposure	48.10%
Percent of Net Short Exposure	0.00%
C000138523 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	10.70%
Percent of Net Short Exposure	0.00%
C000138523 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(5.40%)
C000145947 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	28.00%
Percent of Total Short Exposure	24.00%
C000145947 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145947 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	9.00%
C000145947 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	13.00%
C000145947 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000145947 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000145947 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000145947 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Percent of Net Long Exposure	28.60%
Percent of Net Short Exposure	0.00%
C000145947 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Percent of Net Long Exposure	48.10%
Percent of Net Short Exposure	0.00%
C000145947 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	10.70%
Percent of Net Short Exposure	0.00%
C000145947 | Reverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(5.40%)
C000082154 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	17.00%
C000082154 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000082154 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	13.00%
C000082154 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	18.00%
C000082154 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000082154 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000082154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000082154 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000082154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000082154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000082154 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.70%
Percent of Net Long Exposure	58.70%
Percent of Net Short Exposure	0.00%
C000082154 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Percent of Net Long Exposure	23.80%
Percent of Net Short Exposure	0.00%
C000082154 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	67.00%
Percent of Net Short Exposure	(67.80%)
C000082154 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.40%)
C000082155 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	17.00%
C000082155 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000082155 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	13.00%
C000082155 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	18.00%
C000082155 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000082155 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000082155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000082155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000082155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000082155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000082155 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.70%
Percent of Net Long Exposure	58.70%
Percent of Net Short Exposure	0.00%
C000082155 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Percent of Net Long Exposure	23.80%
Percent of Net Short Exposure	0.00%
C000082155 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	67.00%
Percent of Net Short Exposure	(67.80%)
C000082155 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.40%)
C000145938 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	17.00%
C000145938 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145938 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	9.00%
Percent of Total Short Exposure	13.00%
C000145938 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	18.00%
C000145938 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000145938 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000145938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145938 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000145938 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145938 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145938 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000145938 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000145938 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000145938 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.70%
Percent of Net Long Exposure	58.70%
Percent of Net Short Exposure	0.00%
C000145938 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Percent of Net Long Exposure	23.80%
Percent of Net Short Exposure	0.00%
C000145938 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	67.00%
Percent of Net Short Exposure	(67.80%)
C000145938 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.40%)
C000127657 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	16.00%
C000127657 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000127657 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	13.00%
C000127657 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	19.00%
C000127657 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000127657 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000127657 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000127657 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127657 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000127657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127657 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000127657 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127657 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Percent of Net Long Exposure	49.70%
Percent of Net Short Exposure	0.00%
C000127657 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Percent of Net Long Exposure	25.20%
Percent of Net Short Exposure	0.00%
C000127657 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	(109.90%)
C000127657 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.50%)
C000127658 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	16.00%
C000127658 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000127658 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	13.00%
C000127658 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	19.00%
C000127658 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000127658 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000127658 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000127658 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127658 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000127658 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127658 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000127658 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127658 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000127658 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127658 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Percent of Net Long Exposure	49.70%
Percent of Net Short Exposure	0.00%
C000127658 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Percent of Net Long Exposure	25.20%
Percent of Net Short Exposure	0.00%
C000127658 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	(109.90%)
C000127658 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.50%)
C000145945 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	16.00%
C000145945 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145945 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	13.00%
C000145945 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	19.00%
C000145945 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000145945 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000145945 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000145945 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145945 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000145945 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145945 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000145945 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145945 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000145945 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000145945 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Percent of Net Long Exposure	49.70%
Percent of Net Short Exposure	0.00%
C000145945 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Percent of Net Long Exposure	25.20%
Percent of Net Short Exposure	0.00%
C000145945 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	(109.90%)
C000145945 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.50%)
C000091909 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000091909 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	28.00%
C000091909 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	33.00%
Percent of Total Short Exposure	15.00%
C000091909 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000091909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000091909 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091909 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000091909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000091909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000091909 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Percent of Net Long Exposure	21.00%
Percent of Net Short Exposure	0.00%
C000091909 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	0.00%
C000091909 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	52.50%
Percent of Net Short Exposure	(12.20%)
C000091909 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.10%)
C000091909 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000091909 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Percent of Net Long Exposure	8.90%
Percent of Net Short Exposure	0.00%
C000091908 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000091908 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	28.00%
C000091908 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	33.00%
Percent of Total Short Exposure	15.00%
C000091908 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000091908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000091908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000091908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000091908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000091908 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Percent of Net Long Exposure	21.00%
Percent of Net Short Exposure	0.00%
C000091908 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	0.00%
C000091908 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	52.50%
Percent of Net Short Exposure	(12.20%)
C000091908 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.10%)
C000091908 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000091908 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Percent of Net Long Exposure	8.90%
Percent of Net Short Exposure	0.00%
C000145939 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000145939 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	28.00%
C000145939 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	33.00%
Percent of Total Short Exposure	15.00%
C000145939 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145939 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145939 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145939 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145939 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000145939 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145939 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000145939 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145939 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Percent of Net Long Exposure	21.00%
Percent of Net Short Exposure	0.00%
C000145939 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	0.00%
C000145939 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	52.50%
Percent of Net Short Exposure	(12.20%)
C000145939 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.10%)
C000145939 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%
C000145939 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Percent of Net Long Exposure	8.90%
Percent of Net Short Exposure	0.00%
C000115560 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	78.00%
Percent of Total Short Exposure	22.00%
C000115559 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	78.00%
Percent of Total Short Exposure	22.00%
C000145941 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	78.00%
Percent of Total Short Exposure	22.00%
C000130629 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	16.00%
C000130629 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	1.00%
C000130629 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	13.00%
C000130629 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	20.00%
C000130629 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000130629 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000130629 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000130629 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130629 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000130629 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000130629 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130629 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130629 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130629 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000130629 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Percent of Net Long Exposure	29.80%
Percent of Net Short Exposure	0.00%
C000130629 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Percent of Net Long Exposure	32.70%
Percent of Net Short Exposure	0.00%
C000130629 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	201.90%
Percent of Net Short Exposure	(182.50%)
C000130629 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	(1.20%)
C000130630 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	16.00%
C000130630 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	1.00%
C000130630 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	13.00%
C000130630 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	20.00%
C000130630 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000130630 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000130630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000130630 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130630 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000130630 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000130630 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130630 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130630 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130630 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000130630 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Percent of Net Long Exposure	29.80%
Percent of Net Short Exposure	0.00%
C000130630 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Percent of Net Long Exposure	32.70%
Percent of Net Short Exposure	0.00%
C000130630 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	201.90%
Percent of Net Short Exposure	(182.50%)
C000130630 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	(1.20%)
C000145946 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	16.00%
C000145946 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	1.00%
C000145946 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	13.00%
C000145946 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	20.00%
C000145946 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000145946 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000145946 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000145946 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000145946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000145946 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000145946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000145946 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000145946 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Percent of Net Long Exposure	29.80%
Percent of Net Short Exposure	0.00%
C000145946 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Percent of Net Long Exposure	32.70%
Percent of Net Short Exposure	0.00%
C000145946 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	201.90%
Percent of Net Short Exposure	(182.50%)
C000145946 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	(1.20%)
C000232928 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000232928 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232928 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	13.00%
C000232928 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	17.00%
C000232928 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000232928 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232928 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000232928 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232928 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000232928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000232928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000232928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000232928 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Percent of Net Long Exposure	16.00%
Percent of Net Short Exposure	0.00%
C000232928 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Percent of Net Long Exposure	58.80%
Percent of Net Short Exposure	0.00%
C000232928 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	83.50%
Percent of Net Short Exposure	(87.20%)
C000232928 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.40%)
C000232926 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000232926 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232926 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	13.00%
C000232926 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	17.00%
C000232926 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000232926 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000232926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000232926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000232926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000232926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000232926 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Percent of Net Long Exposure	16.00%
Percent of Net Short Exposure	0.00%
C000232926 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Percent of Net Long Exposure	58.80%
Percent of Net Short Exposure	0.00%
C000232926 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	83.50%
Percent of Net Short Exposure	(87.20%)
C000232926 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.40%)
C000232927 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	15.00%
C000232927 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232927 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	13.00%
C000232927 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	17.00%
C000232927 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000232927 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232927 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000232927 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232927 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000232927 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232927 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000232927 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232927 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000232927 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000232927 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Percent of Net Long Exposure	16.00%
Percent of Net Short Exposure	0.00%
C000232927 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Percent of Net Long Exposure	58.80%
Percent of Net Short Exposure	0.00%
C000232927 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	83.50%
Percent of Net Short Exposure	(87.20%)
C000232927 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.40%)